SUPPLEMENT DATED DECEMBER 20, 2024 TO THE CURRENT
STATUTORY PROSPECTUSES FOR:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco AMT-Free Municipal Income Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets Local Debt Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco EQV European Equity Fund
Invesco EQV European Small Company Fund
Invesco EQV International Equity Fund
Invesco EQV International Small Company Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Strategic Income Fund
Invesco Gold & Special Minerals Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Health Care Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage International Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Diversified Fund
Invesco International Small-Mid Company Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco New Jersey Municipal Fund
Invesco Oppenheimer International Growth Fund
Invesco Pennsylvania Municipal Fund
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco U.S. Government Money Portfolio
Invesco Value Opportunities Fund
(each, a “Fund”)
This supplement amends the Statutory Prospectus for each of the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus for each of the above referenced funds and retain it for future reference.
The following information replaces in its entirety the information regarding Ameriprise Financial under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Class A Shares Sold Without an Initial Sales Charge –Financial Intermediary-Specific Arrangements” in the prospectus for each Fund:
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
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Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
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shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
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shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
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redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
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The following information replaces in its entirety the information regarding Stifel, Nicolaus & Company, Incorporated under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Class A Shares Sold Without an Initial Sales Charge –Financial Intermediary-Specific Arrangements” in the prospectus for each Fund:
Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
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Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
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Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
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Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
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Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
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Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
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Shares from rollovers into Stifel from retirement plans to IRAs.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
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Purchases of Class 529-A shares through a rollover from another 529 plan.
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Purchases of Class 529-A shares made for reinvestment of refunded amounts.
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
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Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
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Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
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Shares acquired through a right of reinstatement.
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Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
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Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
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Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
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